Document and Entity Information	Mar. 29, 2018
Prospectus:
Document Type	497
Document Period End Date	Mar. 29, 2018
Registrant Name	NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Central Index Key	0000736913
Amendment Flag	false
Document Creation Date	Mar. 29, 2018
Document Effective Date	Mar. 29, 2018
Prospectus Date	May 01, 2017